Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Tanaka, Valdivia & Asociados Sociedad Civil de Responsabilidad Limitada
Auditor Firm ID	1315
Auditor Location	Lima, Peru
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Cementos Pacasmayo S.A.A. and subsidiaries (the Company) as of December 31, 2024 and 2023, and the related consolidated statements of profit or loss, other comprehensive income (loss), changes in equity and cash flows for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with IFRS Accounting standards as issued by the International Accounting Standards Board (“IASB”) (“IFRS Accounting Standards”).

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB) the Company’s internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control - Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (2013 framework) and our report dated April 29, 2025, expressed an unqualified opinion thereon.